Property, plant and equipment (Schedule of Property Plant and Equipment) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 ILS (₪)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		₪ 66,586
Changes during
Ending Balance		109,868	$ 30,126	[1]	₪ 66,586
Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		122,222			99,216
Changes during
Additions		48,746			23,546
Dispositions		(2,751)			(540)
Ending Balance		168,217			122,222
Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		66,586	18,259
Changes during
Ending Balance		109,868	30,126		66,586
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		55,636			51,533
Changes during
Additions		5,177			4,546
Dispositions		(2,464)			(443)
Ending Balance		58,349			55,636
Land and buildings [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		59,438			59,024	[2]
Changes during
Additions		341			414
Dispositions		0			0
Ending Balance		59,779			59,438
Land and buildings [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		28,579	7,836
Changes during
Ending Balance		26,013	7,132		28,579
Land and buildings [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		30,859			28,523
Changes during
Additions		2,907			2,336
Dispositions		0			0
Ending Balance		33,766			30,859
New Logistics Center [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	[3]	26,826			7,885	[2]
Changes during
Additions	[3]	43,332			18,941
Dispositions	[3]	0			0
Ending Balance	[3]	70,158			26,826
New Logistics Center [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	[3]	26,826	7,356
Changes during
Ending Balance		70,158	19,238	[3]	26,826	[3]
New Logistics Center [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	[3]	0			0
Changes during
Additions	[3]	0			0
Dispositions	[3]	0			0
Ending Balance	[3]	0			0
Machinery and equipment [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		13,073			11,105
Changes during
Additions		2,562			1,968
Dispositions		(999)			0
Ending Balance		14,636			13,073
Machinery and equipment [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		6,593	1,808
Changes during
Ending Balance		8,659	2,374		6,593
Machinery and equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		6,480			6,004
Changes during
Additions		496			476
Dispositions		(999)			0
Ending Balance		5,977			6,480
Motor vehicles [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		11,062			11,270
Changes during
Additions		1,028			332
Dispositions		(1,752)			(540)
Ending Balance		10,338			11,062
Motor vehicles [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		710	195
Changes during
Ending Balance		883	243		710
Motor vehicles [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		10,352			9,880
Changes during
Additions		568			915
Dispositions		(1,465)			(443)
Ending Balance		9,455			10,352
Computers [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		9,498			7,806
Changes during
Additions		1,213			1,692
Dispositions		0			0
Ending Balance		10,711			9,498
Computers [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		2,734	750
Changes during
Ending Balance		2,798	767		2,734
Computers [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		6,764			5,986
Changes during
Additions		1,149			778
Dispositions		0			0
Ending Balance		7,913			6,764
Office furniture and equipment [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		2,325			2,126
Changes during
Additions		270			199
Dispositions		0			0
Ending Balance		2,595			2,325
Office furniture and equipment [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		1,144	314
Changes during
Ending Balance		1,357	$ 372		1,144
Office furniture and equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		1,181			1,140
Changes during
Additions		57			41
Dispositions		0			0
Ending Balance		₪ 1,238			₪ 1,181

[1]	Convenience Translation into US Dollars.
[2]	Reclassified
[3]	Under construction